CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2017 HKD ($)
Cash flows from operating activities
Net (loss)/income	$ 21,267	$ 165,664	$ 138,512	$ (8,102)
Adjustments for:
Depreciation and amortization	2,124	16,547	8,327	4,300
Net loss from equity method investments	70	543
Foreign exchange losses/(gains)	968	7,539	(7,457)	(21,625)
Share-based compensation	2,050	15,967	10,440	9,769
Realized gain from available-for-sale financial securities	(91)	(707)	(83)	(12)
Deferred income tax expenses/(benefit)	(202)	(1,576)	15,507	5,194
Amortization of right-of-use assets	8,313	49,553
Changes in operating assets:
Net (increase)/decrease in amounts due from related parties			6,541	(5,535)
Net increase in loans and advances	(141,447)	(1,101,785)	(178,937)	(2,781,804)
Net (increase)/decrease in accounts receivable from clients and brokers	(119,041)	(927,260)	(221,067)	477,360
Net increase in accounts receivable from clearing organization	(16,449)	(128,125)	(120,063)	(46,278)
Net (increase)/decrease in interest receivable	4,177	32,535	(42,386)	(5,971)
Net (increase)/decrease in prepaid assets	(470)	(3,660)	(5,164)	1,286
Net (increase)/decrease in other assets	2,678	20,860	(89,543)	(19,159)
Changes in operating liabilities:
Net increase/(decrease) in amounts due to related parties	3,214	25,037	(6,096)	8,208
Net increase in accounts payable to clients and brokers	474,688	3,697,534	4,955,073	4,131,287
Net increase/(decrease) in accounts payable to clearing organization			(82,878)	72,437
Net increase in payroll and welfare payable	4,364	33,990	17,121	22,838
Net increase/(decrease) in interest payable	(242)	(1,886)	339	(415)
Net increase in operating lease liabilities	(6,921)	(38,704)
Net increase in securities sold under agreements to repurchase	204	1,590
Net increase in other liabilities	13,580	105,778	71,981	11,550
Net cash generated from operating activities	252,834	1,969,434	4,470,167	1,855,328
Cash flows from investing activities
Proceeds from disposal of property and equipment and intangible assets	1	9	4	20
Purchase of property and equipment and intangible assets	(15,193)	(118,341)	(18,791)	(7,413)
Purchase of available-for-sale financial securities	(36,689)	(285,784)	(123,260)
Proceeds from disposal of available-for-sale financial securities	32,103	250,061	63,912	2,236
Realized gain received from available-for-sale financial securities	91	707	83	12
Acquisition of equity method investments	(861)	(6,709)
Net cash used in investing activities	(20,548)	(160,057)	(78,052)	(5,145)
Cash flows from financing activities
Proceeds from issuance of Series C preferred shares and Series C-1 preferred shares				620,625
Proceeds from borrowings	868,427	6,764,524	6,078,979	2,518,185
Repayment of borrowings	(882,377)	(6,873,188)	(6,043,289)	(982,964)
Proceeds from initial public offering, net of issuance costs	161,671	1,259,317
Proceeds from exercise of share options	124	969
Net cash generated from financing activities	147,845	1,151,622	35,690	2,155,846
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(5,734)	(44,666)	7,457	21,625
Net increase in cash, cash equivalents and restricted cash	374,397	2,916,333	4,435,262	4,027,654
Cash, cash equivalents and restricted cash at beginning of the year	1,538,900	11,987,104	7,551,842	3,524,188
Cash, cash equivalents and restricted cash at end of the year	1,913,297	14,903,437	11,987,104	7,551,842
Cash, cash equivalents and restricted cash
Cash and cash equivalents	46,547		215,617	375,263
Cash held on behalf of clients	1,866,750		11,771,487	7,176,579
Non-cash financing activities
Accretion to preferred shares redemption value	1,580	12,309	66,998	47,715
Issuance of Series C preferred shares from conversion of the convertible notes				32,345
Issuance of Series C preferred shares from repayment of short-term borrowings				153,896
Supplemental disclosure
Interest paid	(11,456)	(89,238)	(95,285)	(20,294)
Income tax paid	(1,941)	(15,117)	$ (18,734)	$ (8,693)
Cash paid for amounts include in operating lease liabilities	$ (6,500)	$ (50,629)